Changes in Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Beginning balance	$ 3,135	$ 2,474	$ 2,424
Additions based on tax positions related to the current year	751	673	416
Reductions due to lapse of applicable statute of limitations	(167)	(12)	(366)
Ending balance	$ 3,719	$ 3,135	$ 2,474